SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF LOSS (Details 1) - CAD ($)	3 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF LOSS
Salaries and benefits	$ 86,000	$ 81,000
Data processing and retention	2,000	4,000
Insurance	8,000	7,000
Other office expenses	49,000	8,000
Total	$ 145,000	$ 100,000